FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of financial assets

	December 31,
	2024	2025	2025
	CNY	CNY	US$

Debt instruments at amortized cost:
Financial assets included in other receivables	15	3	1

Total current	15	3	1
Total non-current	—	—	—

Schedule of financial liabilities

	December 31,	December 31,	December 31,
	2024	2025	2025
	CNY	CNY	US$

Derivatives not designated as hedging instruments:
Derivative financial liabilities (i)	3,996	19	3
Financial liabilities at amortized cost:
Trade payables	280	280	40
Financial liabilities in other payables and accruals	3,536	777	111
Due to related companies	11,361	12,709	1,817
Due to the Shareholder	78,567	73,075	10,445

Total	97,740	86,860	12,416

Total current	19,173	13,785	1,971
Total non-current	78,567	73,075	10,445

(i)	This represents certain warrants issued to institutional investors on February 21, 2024, which was recognized as derivative financial liabilities (not designated as hedging instruments) with a fair value of CNY6,134 (US$843)* on the issue date as the investors have the right to exercise their warrants on a cashless basis. In accordance with IAS 32, a contract settled by a single net payment (generally referred to as net cash-settled or net equity-settled as the case may be) is a financial liability and not an equity instrument. The fair value gain of derivative financial liabilities for the year ended December 31, 2023, 2024 and 2025 was CNY847, CNY3.996.and CNY2,077 (US$297).
*	As the changes in equity from this private placement transaction are denominated in US$, the amount in US$ is the actual transaction amount and the corresponding amount in CNY was translated from US$ at the applicable exchange rate of the transaction date, February 21, 2024.

Schedule of fair value measurement

December 31, 2024	Fair value measurement using
	Quoted Prices in active market	Significant observable inputs	Significant unobservable inputs
	(Level 1)	(Level 2)	(Level 3)	Total
	CNY	CNY	CNY	CNY
Recurring fair value measurement:	—	—	—	—
Financial liabilities	—	—	—	—
Derivative financial liabilities	—	2,138	—	2,138

December 31, 2025	Fair value measurement using
	Quoted Prices in active market	Significant observable inputs	Significant unobservable inputs
	(Level 1)	(Level 2)	(Level 3)	Total
	CNY	CNY	CNY	CNY
Recurring fair value measurement:	—	—	—	—
Financial liabilities	—	—	—	—
Derivative financial liabilities	—	19	—	19

December 31, 2025	Fair value measurement using
	Quoted Prices in active market	Significant observable inputs	Significant unobservable inputs
	(Level 1)	(Level 2)	(Level 3)	Total
	US$	US$	US$	US$
Recurring fair value measurement:	—	—	—	—
Financial liabilities	—	—	—	—
Derivative financial liabilities	—	3	—	3